Cover	12 Months Ended
Dec. 30, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Explanatory NoteThis Amendment No. 1 amends and restates in its entirety the Definitive Proxy Statement that was originally filed by Ichor Holdings, Ltd. with the Securities Exchange Commission on April 4, 2023 (the “Original Definitive Proxy Statement”). The Original Definitive Proxy Statement was filed in connection with Ichor Holdings, Ltd.’s 2023 Annual General Meeting to be held on May 18, 2023.This Amendment No. 1 is being filed for the sole purpose of including Inline eXtensible Business Reporting Language, or Inline XBRL, data tagging, which was inadvertently omitted from the Original Definitive Proxy Statement due to a processing error. No other changes have been made to the Original Definitive Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Ichor Holdings, Ltd.
Entity Central Index Key	0001652535